Shareholders' (Deficit) Equity - Summary of Company"s Warrants Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding Beginning Balance	2,168,610	2,077,673
Number of Warrants, Issued	4,484,195	90,937
Number of Warrants, Expired	(8,881)
Number of Warrants Outstanding, Ending Balance	6,643,924	2,168,610
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 21.97	$ 22.85
Weighted-Average Exercise Price, Issued	1.78	2.04
Weighted-Average Exercise Price, Expired	57
Weighted Average Exercise Price Outstanding, Ending Blance	$ 8.3	$ 21.97